Segment Information (Details) - Schedule of total assets - Nukkleus Inc.[Member] - USD ($)	Mar. 31, 2023	Sep. 30, 2022	Sep. 30, 2021
Segment Information (Details) - Schedule of total assets [Line Items]
Total assets	$ 14,943,793	$ 18,364,904	$ 18,676,488
Financial services [Member]
Segment Information (Details) - Schedule of total assets [Line Items]
Total assets	7,753,029	10,768,309	15,719,792
Corporate/Other [Member]
Segment Information (Details) - Schedule of total assets [Line Items]
Total assets	$ 7,190,764	$ 7,596,595	$ 2,956,696